Gotham 1000 Value ETF

Schedule of Investments

December 31, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Advertising - 0.6%
Interpublic Group of Cos., Inc.	24,514	$686,882
Omnicom Group, Inc. (a)	5,853	503,592
		1,190,474

Aerospace & Defense - 0.5%
General Dynamics Corp.	372	98,018
L3Harris Technologies, Inc.	594	124,906
Lockheed Martin Corp.	810	393,612
Northrop Grumman Corp.	654	306,916
		923,452

Agriculture - 0.8%
Altria Group, Inc.	12,791	668,841
Darling Ingredients, Inc. (a)(b)	20,760	699,404
Philip Morris International, Inc.	662	79,672
		1,447,917

Airlines - 1.1%
American Airlines Group, Inc. (b)	37,809	659,011
Delta Air Lines, Inc.	8,576	518,848
SkyWest, Inc. (b)	7,617	762,690
		1,940,549

Apparel - 3.0%
Columbia Sportswear Co. (a)	1,988	166,853
Crocs, Inc. (a)(b)	6,261	685,767
Gildan Activewear, Inc.	14,712	692,199
Kontoor Brands, Inc.	8,651	738,882
Levi Strauss & Co. - Class A	37,643	651,224
NIKE, Inc. - Class B	2,864	216,719
PVH Corp.	6,277	663,793
Steven Madden Ltd.	3,404	144,738
Tapestry, Inc.	4,485	293,005
Under Armour, Inc. - Class C (b)	89,565	668,155
VF Corp. (a)	28,361	608,627
		5,529,962

Auto Manufacturers - 0.3%
Cummins, Inc.	664	231,470
General Motors Co.	7,633	406,610
		638,080

Auto Parts & Equipment - 1.6%
Allison Transmission Holdings, Inc.	2,504	270,582
Aptiv PLC (b)	9,804	592,946
BorgWarner, Inc.	8,288	263,476
Dorman Products, Inc. (b)	5,062	655,782
Gentex Corp.	2,439	70,072
Lear Corp.	7,149	677,010
Magna International, Inc.	8,887	371,388
		2,901,256

Banks - 0.3%
Bank of Nova Scotia	970	52,108
Bank OZK	3,313	147,528
Cathay General Bancorp	434	20,663
Columbia Banking System, Inc.	577	15,585
Fulton Financial Corp. (a)	74	1,427
Huntington Bancshares, Inc.	2,451	39,878
International Bancshares Corp.	2,662	168,132
Old National Bancorp	739	16,040

Regions Financial Corp.	758	17,828
Valley National Bancorp (a)	224	2,029
		481,218

Beverages - 2.1%
Boston Beer Co., Inc. - Class A (b)	2,086	625,758
Brown-Forman Corp. - Class B (a)	4,079	154,921
Coca-Cola Consolidated, Inc.	132	166,319
Constellation Brands, Inc. - Class A	2,769	611,949
Keurig Dr Pepper, Inc.	9,594	308,159
Molson Coors Beverage Co. - Class B (a)	11,145	638,832
Monster Beverage Corp. (b)	1,815	95,396
National Beverage Corp.	1,305	55,684
PepsiCo, Inc.	2,303	350,194
Primo Brands Corp. - Class A	27,068	832,882
		3,840,094

Biotechnology - 2.0%
Biogen, Inc. (b)	5,859	895,958
Bio-Rad Laboratories, Inc. - Class A (b)	240	78,842
Corteva, Inc.	5,483	312,312
Exelixis, Inc. (b)	22,570	751,581
Gilead Sciences, Inc.	7,327	676,795
Halozyme Therapeutics, Inc. (b)	3,377	161,454
Incyte Corp. (b)	4,508	311,368
United Therapeutics Corp. (b)	1,220	430,465
		3,618,775

Building Materials - 1.3%
AZEK Co., Inc. (b)	2,834	134,530
Builders FirstSource, Inc. (b)	836	119,490
Griffon Corp.	5,143	366,542
Hayward Holdings, Inc. (b)	26,570	406,255
Johnson Controls International PLC	4,310	340,188
Louisiana-Pacific Corp.	1,369	141,760
Masco Corp.	5,490	398,409
Mohawk Industries, Inc. (b)	2,552	304,020
UFP Industries, Inc.	837	94,288
		2,305,482

Chemicals - 3.5%
Ashland, Inc.	10,874	777,056
Avient Corp.	12,066	493,017
Axalta Coating Systems Ltd. (b)	13,635	466,590
Cabot Corp.	5,546	506,405
Celanese Corp.	1,111	76,892
CF Industries Holdings, Inc.	2,299	196,151
DuPont de Nemours, Inc.	549	41,861
Eastman Chemical Co.	2,255	205,926
FMC Corp. (a)	13,465	654,534
HB Fuller Co.	5,169	348,804
Innospec, Inc.	1,027	113,032
International Flavors & Fragrances, Inc. (a)	296	25,027
LyondellBasell Industries NV - Class A	3,596	267,075
Minerals Technologies, Inc.	933	71,104
NewMarket Corp. (a)	889	469,703
Olin Corp.	8,107	274,016
PPG Industries, Inc.	4,122	492,373
Quaker Chemical Corp.	1,747	245,908
RPM International, Inc.	1,928	237,260
Sensient Technologies Corp.	4,920	350,599
		6,313,333

Coal - 0.8%
Alpha Metallurgical Resources, Inc. (a)(b)	2,060	412,247
Core Natural Resources, Inc.	2,699	287,930
Teck Resources Ltd. - Class B	18,623	754,790
		1,454,967

Commercial Services - 4.6%
ABM Industries, Inc.	13,401	685,863
ADT, Inc.	97,368	672,813
Adtalem Global Education, Inc. (b)	4,041	367,125
Alarm.com Holdings, Inc. (b)	1,877	114,122
API Group Corp. (b)	4,126	148,412
Booz Allen Hamilton Holding Corp.	2,952	379,922
Brink’s Co. (a)	4,412	409,301
Colliers International Group, Inc.	1,633	222,039
Corpay, Inc. (b)	133	45,010
Euronet Worldwide, Inc. (b)	7,013	721,217
FTI Consulting, Inc. (b)	4,709	900,031
Global Payments, Inc.	4,693	525,898
Grand Canyon Education, Inc. (b)	366	59,951
ICF International, Inc.	1,349	160,814
John Wiley & Sons, Inc. - Class A	933	40,781
Korn Ferry	1,802	121,545
ManpowerGroup, Inc.	1,827	105,454
MarketAxess Holdings, Inc.	936	211,574
Morningstar, Inc.	429	144,470
Payoneer Global, Inc. (b)	43,234	434,069
PayPal Holdings, Inc. (b)	4,849	413,862
RB Global, Inc.	1,006	90,751
Stride, Inc. (a)(b)	4,076	423,619
United Rentals, Inc.	150	105,666
WEX, Inc. (b)	3,430	601,348
WillScot Holdings Corp. (b)	10,508	351,493
		8,457,150

Computers - 3.5%
Amdocs Ltd.	6,971	593,511
Amentum Holdings, Inc. (b)	12,513	263,148
ASGN, Inc. (b)	5,682	473,538
CGI, Inc. - Class A	3,337	364,801
DXC Technology Co. (b)	21,994	439,440
EPAM Systems, Inc. (b)	1,611	376,684
Hewlett Packard Enterprise Co.	26,612	568,166
HP, Inc.	14,093	459,855
Insight Enterprises, Inc. (b)	3,170	482,157
Kyndryl Holdings, Inc. (b)	3,858	133,487
Leidos Holdings, Inc.	4,737	682,412
Maximus, Inc.	12,400	925,660
Parsons Corp. (b)	4,471	412,450
Science Applications International Corp.	2,248	251,281
Western Digital Corp. (b)	868	51,759
		6,478,349

Cosmetics & Personal Care - 0.5%
Colgate-Palmolive Co.	2,876	261,457
Coty, Inc. - Class A (a)(b)	42,317	294,526
Estee Lauder Cos., Inc. - Class A	1,651	123,792
Prestige Consumer Healthcare, Inc. (b)	2,660	207,720
		887,495

Distribution & Wholesale - 0.6%
Core & Main, Inc. - Class A (b)	259	13,186
LKQ Corp.	16,383	602,075
Pool Corp. (a)	81	27,616
W.W. Grainger, Inc.	19	20,027
WESCO International, Inc.	2,056	372,054
		1,034,958

Diversified Financial Services - 1.0%
Cboe Global Markets, Inc.	2,900	566,660
CME Group, Inc. - Class A	2,245	521,356

Enact Holdings, Inc.	5,670	183,595
Intercorp Financial Services, Inc.	931	27,315
Visa, Inc. - Class A	91	28,760
Western Union Co.	54,592	578,675
		1,906,361

Electric - 2.2%
Brookfield Renewable Corp.	22,027	609,267
Constellation Energy Corp.	2,440	545,852
Dominion Energy, Inc.	16,706	899,785
NRG Energy, Inc.	8,141	734,481
Southern Co.	1,423	117,141
Talen Energy Corp. (b)	2,799	563,915
TransAlta Corp.	35,134	497,146
		3,967,587

Electrical Components & Equipment - 0.4%
Acuity Brands, Inc.	658	192,221
Generac Holdings, Inc. (b)	1,215	188,386
Powell Industries, Inc.	1,894	419,805
		800,412

Electronics - 2.5%
Allegion PLC (a)	1,495	195,367
Arrow Electronics, Inc. (b)	6,913	781,999
Atkore, Inc.	1,784	148,875
Avnet, Inc.	12,165	636,473
Brady Corp. - Class A	1,656	122,296
Celestica, Inc. (b)	2,265	209,059
Jabil, Inc.	3,455	497,174
NEXTracker, Inc. - Class A (a)(b)	3,840	140,275
nVent Electric PLC	270	18,403
Plexus Corp. (b)	4,749	743,123
Sanmina Corp. (b)	2,625	198,634
Sensata Technologies Holding PLC	10,717	293,646
TD SYNNEX Corp.	3,101	363,685
TE Connectivity PLC	1,990	284,510
		4,633,519

Engineering & Construction - 1.9%
AECOM	1,540	164,503
EMCOR Group, Inc.	826	374,921
Everus Construction Group, Inc. (b)	916	60,227
Frontdoor, Inc. (b)	9,413	514,609
IES Holdings, Inc. (b)	371	74,556
Jacobs Solutions, Inc.	6,165	823,767
MasTec, Inc. (b)	3,127	425,710
Primoris Services Corp.	8,905	680,342
TopBuild Corp. (b)	1,316	409,724
		3,528,359

Entertainment - 1.3%
Caesars Entertainment, Inc. (b)	2,844	95,047
Cinemark Holdings, Inc. (a)(b)	16,043	497,012
International Game Technology PLC	12,814	226,295
TKO Group Holdings, Inc. - Class A (b)	5,955	846,265
United Parks & Resorts, Inc. (b)	8,607	483,627
Warner Music Group Corp. - Class A	5,342	165,602
		2,313,848

Environmental Control - 0.0%(c)
Pentair PLC	690	69,442

Food - 5.6%
Albertsons Cos., Inc. - Class A	35,928	705,626
Cal-Maine Foods, Inc. (a)	5,043	519,026
Conagra Brands, Inc.	31,911	885,530

Flowers Foods, Inc. (a)	9,114	188,295
General Mills, Inc.	10,675	680,745
Hershey Co. (a)	2,036	344,797
Hormel Foods Corp.	13,756	431,526
Ingredion, Inc.	6,917	951,503
J & J Snack Foods Corp.	763	118,364
J.M. Smucker Co.	1,544	170,025
Kellanova	6,074	491,812
Kraft Heinz Co.	23,251	714,038
Kroger Co.	4,818	294,621
Mondelez International, Inc. - Class A	7,119	425,218
Pilgrim’s Pride Corp. (a)(b)	21,331	968,214
Post Holdings, Inc. (b)	2,288	261,884
Simply Good Foods Co. (a)(b)	9,781	381,263
Sysco Corp.	5,140	393,004
The Campbell’s Co. (a)	5,970	250,024
Tyson Foods, Inc. - Class A	11,326	650,565
US Foods Holding Corp. (b)	5,898	397,879
		10,223,959

Food Service - 0.3%
Aramark	15,565	580,730

Forest Products & Paper - 0.5%
International Paper Co. (a)	5,066	272,652
Sylvamo Corp.	7,322	578,585
		851,237

Gas - 0.5%
MDU Resources Group, Inc.	847	15,263
National Fuel Gas Co. (a)	13,659	828,828
		844,091

Hand & Machine Tools - 1.1%
Franklin Electric Co., Inc.	3,618	352,574
Lincoln Electric Holdings, Inc.	686	128,604
MSA Safety, Inc.	1,074	178,037
Regal Rexnord Corp.	3,129	485,402
Snap-on, Inc.	324	109,991
Stanley Black & Decker, Inc.	8,361	671,305
		1,925,913

Healthcare - Products - 2.4%
Baxter International, Inc.	15,440	450,231
DENTSPLY SIRONA, Inc.	18,034	342,285
Edwards Lifesciences Corp. (b)	664	49,156
Envista Holdings Corp. (b)	16,059	309,778
GE HealthCare Technologies, Inc.	2,460	192,323
Hologic, Inc. (b)	3,075	221,677
ICU Medical, Inc. (b)	1,153	178,911
Lantheus Holdings, Inc. (a)(b)	7,393	661,378
Masimo Corp. (b)	1,049	173,400
QIAGEN NV	12,972	577,643
ResMed, Inc. (a)	470	107,484
Solventum Corp. (b)	7,705	508,992
STERIS PLC	768	157,870
Teleflex, Inc.	1,409	250,774
Zimmer Biomet Holdings, Inc.	1,375	145,241
		4,327,143

Healthcare - Services - 3.9%
Centene Corp. (b)	14,300	866,294
Cigna Group	2,851	787,275
DaVita, Inc. (b)	4,025	601,939
Elevance Health, Inc.	1,992	734,849
HCA Healthcare, Inc.	1,438	431,616
Humana, Inc. (a)	3,244	823,035

Molina Healthcare, Inc. (b)	3,073	894,397
Quest Diagnostics, Inc.	155	23,383
Tenet Healthcare Corp. (b)	6,933	875,153
UnitedHealth Group, Inc.	839	424,416
Universal Health Services, Inc. - Class B	3,246	582,397
		7,044,754

Home Builders - 0.3%
Installed Building Products, Inc. (a)	490	85,872
LCI Industries	4,146	428,655
		514,527

Home Furnishings - 0.2%
Tempur Sealy International, Inc.	5,583	316,500

Household Products & Wares - 1.0%
Avery Dennison Corp.	719	134,546
Clorox Co.	2,456	398,879
Kimberly-Clark Corp.	4,237	555,217
Reynolds Consumer Products, Inc.	28,393	766,327
		1,854,969

Housewares - 0.7%
Newell Brands, Inc.	52,638	524,275
Scotts Miracle-Gro Co.	11,153	739,890
		1,264,165

Insurance - 10.9%
Aflac, Inc.	3,776	390,589
Allstate Corp.	4,875	939,851
American Financial Group, Inc.	2,493	341,366
Arch Capital Group Ltd.	10,004	923,869
Assurant, Inc.	2,712	578,253
Assured Guaranty Ltd.	9,962	896,680
Axis Capital Holdings Ltd. (a)	3,947	349,783
Chubb Ltd.	2,228	615,596
Cincinnati Financial Corp.	3,263	468,893
CNA Financial Corp.	15,218	736,095
CNO Financial Group, Inc.	5,760	214,330
Enstar Group Ltd. (b)	2,830	911,401
Everest Group Ltd.	2,432	881,503
Globe Life, Inc.	7,886	879,447
Hanover Insurance Group, Inc.	5,380	832,071
Hartford Financial Services Group, Inc.	5,299	579,711
Kemper Corp.	2,839	188,623
Kinsale Capital Group, Inc. (a)	884	411,175
Lincoln National Corp.	9,173	290,876
Loews Corp.	7,358	623,149
Markel Group, Inc. (b)	533	920,081
Marsh & McLennan Cos., Inc.	1,254	266,362
Mercury General Corp.	6,361	422,879
MetLife, Inc.	6,785	555,556
MGIC Investment Corp. (a)	7	166
Old Republic International Corp.	12,025	435,185
Primerica, Inc.	2,143	581,653
Progressive Corp.	3,545	849,417
Prudential Financial, Inc.	6,290	745,554
RenaissanceRe Holdings Ltd. (a)	3,788	942,492
RLI Corp.	86	14,175
Sun Life Financial, Inc.	5,147	305,423
Travelers Cos., Inc.	2,891	696,413
Unum Group	7,457	544,585
W.R. Berkley Corp.	8,907	521,238
		19,854,440

Internet - 0.9%
Booking Holdings, Inc.	24	119,242

eBay, Inc.	1,323	81,960
Etsy, Inc. (b)	761	40,249
Expedia Group, Inc. - Class A (b)	1,325	246,887
Gen Digital, Inc.	13,737	376,119
Match Group, Inc. (b)	17,281	565,262
VeriSign, Inc. (b)	1,303	269,669
		1,699,388

Iron & Steel - 0.5%
ATI, Inc. (b)	4,719	259,734
Cleveland-Cliffs, Inc. (b)	17,151	161,219
Commercial Metals Co. (a)	9,296	461,082
		882,035

Leisure Time - 1.2%
Acushnet Holdings Corp. (a)	7,115	505,734
Brunswick Corp. (a)	2,230	144,237
Harley-Davidson, Inc. (a)	14,809	446,195
Life Time Group Holdings, Inc. (b)	12,622	279,199
Polaris, Inc. (a)	5,628	324,285
YETI Holdings, Inc. (a)(b)	10,765	414,560
		2,114,210

Lodging - 0.6%
Boyd Gaming Corp.	4,370	317,000
Hyatt Hotels Corp. - Class A (a)	3,525	553,354
Marriott International, Inc. - Class A	272	75,872
Wynn Resorts Ltd.	2,683	231,167
		1,177,393

Machinery - Construction & Mining - 0.6%
Caterpillar, Inc.	1,275	462,519
Oshkosh Corp.	4,351	413,650
Terex Corp. (a)	5,845	270,156
Vertiv Holdings Co. - Class A	276	31,356
		1,177,681

Machinery - Diversified - 1.6%
AGCO Corp. (a)	2,295	214,537
Cactus, Inc. - Class A (a)	11,481	670,031
Chart Industries, Inc. (a)(b)	1,684	321,375
Flowserve Corp.	1,287	74,028
Gates Industrial Corp. PLC (b)	746	15,345
Middleby Corp. (a)(b)	3,961	536,517
Mueller Water Products, Inc. - Class A	22,370	503,325
Toro Co.	8,458	677,486
		3,012,644

Media - 2.0%
Charter Communications, Inc. - Class A (a)(b)	884	303,009
Comcast Corp. - Class A	12,543	470,739
Fox Corp. - Class A (a)	14,366	697,900
Nexstar Media Group, Inc. (a)	3,280	518,142
Sirius XM Holdings, Inc. (a)	33,766	769,865
TEGNA, Inc.	23,228	424,840
Walt Disney Co.	3,936	438,273
		3,622,768

Metal Fabricate & Hardware - 0.4%
Timken Co.	1,011	72,155
Valmont Industries, Inc.	2,079	637,567
Worthington Enterprises, Inc. (a)	2,438	97,788
		807,510

Mining - 1.2%
Agnico Eagle Mines Ltd.	3,006	235,099
Alcoa Corp.	2,161	81,643

Hudbay Minerals, Inc.	62,797	508,656
Kinross Gold Corp.	77,124	714,939
Pan American Silver Corp.	15,296	309,285
Royal Gold, Inc.	2,958	390,012
		2,239,634

Miscellaneous Manufacturers - 1.0%
3M Co.	5,492	708,962
A. O. Smith Corp. - Class A	4,273	291,462
Carlisle Cos., Inc.	1,787	659,117
Donaldson Co., Inc.	696	46,876
Fabrinet (b)	139	30,563
Teledyne Technologies, Inc. (b)	223	103,501
		1,840,481

Oil & Gas - 4.8%
Canadian Natural Resources Ltd.	20,074	619,684
Cenovus Energy, Inc.	59,497	901,380
Chevron Corp.	5,642	817,187
ConocoPhillips	3,657	362,665
Coterra Energy, Inc.	15,180	387,697
EOG Resources, Inc.	6,372	781,080
Expand Energy Corp.	488	48,580
Helmerich & Payne, Inc.	11,245	360,065
HF Sinclair Corp.	21,623	757,886
Imperial Oil Ltd.	5,879	362,146
Murphy Oil Corp.	19,730	597,030
Northern Oil & Gas, Inc. (a)	10,136	376,654
Ovintiv, Inc.	18,761	759,820
Patterson-UTI Energy, Inc.	21,724	179,440
Phillips 66	824	93,878
SM Energy Co.	3,868	149,924
Suncor Energy, Inc.	3,264	116,460
Valero Energy Corp.	4,101	502,742
Weatherford International PLC	9,295	665,801
		8,840,119

Oil & Gas Services - 2.4%
Baker Hughes Co. (a)	4,321	177,247
ChampionX Corp.	24,671	670,804
Halliburton Co.	30,264	822,878
Liberty Energy, Inc. (a)	24,141	480,165
NOV, Inc.	50,593	738,658
Schlumberger NV	20,111	771,056
TechnipFMC PLC	24,207	700,551
		4,361,359

Packaging & Containers - 2.5%
Ball Corp.	12,654	697,615
Berry Global Group, Inc.	8,888	574,787
Crown Holdings, Inc.	10,495	867,832
Graphic Packaging Holding Co.	7,965	216,329
Pactiv Evergreen, Inc.	10,155	177,408
Sealed Air Corp.	17,259	583,872
Silgan Holdings, Inc. (a)	13,382	696,533
Sonoco Products Co.	14,360	701,486
		4,515,862

Pharmaceuticals - 4.1%
Alkermes PLC (b)	29,642	852,504
Bausch Health Cos., Inc. (b)	49,493	398,914
Becton Dickinson & Co.	189	42,878
Bristol-Myers Squibb Co.	1,893	107,068
Cardinal Health, Inc.	2,266	268,000
Cencora, Inc.	880	197,718
CVS Health Corp.	16,123	723,761
Elanco Animal Health, Inc. (b)	56,561	684,954

Henry Schein, Inc. (b)	6,303	436,168
Jazz Pharmaceuticals PLC (b)	5,980	736,437
Johnson & Johnson	1,279	184,969
McKesson Corp.	79	45,023
Merck & Co., Inc.	6,381	634,782
Neurocrine Biosciences, Inc. (b)	707	96,505
Option Care Health, Inc. (b)	33,711	782,095
Organon & Co. (a)	41,818	623,925
Pfizer, Inc.	2,369	62,850
Viatris, Inc.	52,602	654,895
		7,533,446

Pipelines - 0.3%
Antero Midstream Corp.	10,759	162,353
Cheniere Energy, Inc.	1,802	387,196
		549,549

Retail - 4.4%
Abercrombie & Fitch Co. - Class A (b)	3,322	496,539
Academy Sports & Outdoors, Inc. (a)	9,626	553,784
American Eagle Outfitters, Inc.	36,908	615,256
Asbury Automotive Group, Inc. (a)(b)	305	74,124
AutoNation, Inc. (a)(b)	608	103,263
AutoZone, Inc. (b)	20	64,040
Best Buy Co., Inc.	4,388	376,490
BJ’s Wholesale Club Holdings, Inc. (b)	70	6,254
Boot Barn Holdings, Inc. (a)(b)	12	1,822
CarMax, Inc. (a)(b)	2,216	181,180
Darden Restaurants, Inc.	952	177,729
Dollar General Corp.	12,377	938,424
Dollar Tree, Inc. (b)	3,986	298,711
Gap, Inc.	32,951	778,632
Lowe’s Cos., Inc.	760	187,568
Lululemon Athletica, Inc. (b)	678	259,274
MSC Industrial Direct Co., Inc. - Class A (a)	6,754	504,456
Nordstrom, Inc.	8,515	205,637
Target Corp.	5,142	695,096
Ulta Beauty, Inc. (b)	349	151,791
Urban Outfitters, Inc. (b)	3,035	166,561
Walgreens Boots Alliance, Inc. (a)	67,860	633,134
Wendy’s Co.	11,456	186,733
Williams-Sonoma, Inc. (a)	1,809	334,991
		7,991,489

Semiconductors - 1.8%
Applied Materials, Inc.	1,765	287,042
Axcelis Technologies, Inc. (a)(b)	2,328	162,657
Cirrus Logic, Inc. (b)	2,396	238,594
GLOBALFOUNDRIES, Inc. (a)(b)	14,156	607,434
IPG Photonics Corp. (b)	7,207	524,093
Lam Research Corp.	1,331	96,138
Qorvo, Inc. (b)	10,215	714,335
QUALCOMM, Inc.	180	27,652
Skyworks Solutions, Inc.	6,503	576,686
		3,234,631

Software - 1.5%
ACI Worldwide, Inc. (b)	4,114	213,558
Dropbox, Inc. - Class A (b)	14,817	445,102
Open Text Corp.	18,238	516,500
Paycom Software, Inc.	1,242	254,573
SS&C Technologies Holdings, Inc.	3,096	234,615
Teradata Corp. (b)	17,299	538,864
Zoom Communications, Inc. - Class A (b)	7,751	632,559
		2,835,771

Telecommunications - 2.6%
AT&T, Inc.	25,501	580,658
BCE, Inc.	34,543	800,707
Ciena Corp. (b)	2,741	232,464
Iridium Communications, Inc.	13,994	406,106
Rogers Communications, Inc. - Class B	18,431	566,385
TELUS Corp. (a)	39,990	542,264
T-Mobile US, Inc.	1,667	367,957
Ubiquiti, Inc. (a)	1,463	485,614
United States Cellular Corp. (b)	1,660	104,115
Verizon Communications, Inc.	17,661	706,263
		4,792,533

Textiles - 0.1%
UniFirst Corp.	1,583	270,835

Toys, Games & Hobbies - 0.3%
Hasbro, Inc. (a)	9,556	534,276

Transportation - 1.0%
CSX Corp.	8,141	262,710
FedEx Corp.	1,495	420,589
Hub Group, Inc. - Class A	2,429	108,236
J.B. Hunt Transport Services, Inc.	1,730	295,242
Kirby Corp. (b)	1,446	152,987
Matson, Inc.	1,811	244,195
Schneider National, Inc. - Class B	11,854	347,085
United Parcel Service, Inc. - Class B	652	82,217
		1,913,261
TOTAL COMMON STOCKS (Cost $172,888,733)		182,212,342

REAL ESTATE INVESTMENT TRUSTS - 0.3%
REITS - 0.3%
American Tower Corp.	1,342	246,136
SBA Communications Corp.	956	194,833
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $473,391)		440,969

SHORT-TERM INVESTMENTS - 12.1%
Investments Purchased with Proceeds from Securities Lending - 12.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58% (d)	22,034,311	22,034,311

Money Market Funds - 0.0%(c)	Shares
First American Government Obligations Fund - Class X, 4.41% (d)	82,244	82,244
TOTAL SHORT-TERM INVESTMENTS (Cost $22,116,555)		22,116,555

TOTAL INVESTMENTS - 112.0% (Cost $195,478,679)		204,769,866
Liabilities in Excess of Other Assets - (12.0)%		(21,898,789)
TOTAL NET ASSETS - 100.0%		$182,871,077
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $21,601,373 which represented 11.8% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Gotham 1000 Value ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$182,212,342	$—	$—	$182,212,342
Real Estate Investment Trusts	440,969	—	—	440,969
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	22,034,311
Money Market Funds	82,244	—	—	82,244
Total Investments	$182,735,555	$—	$—	$204,769,866

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $22,034,311 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.